Common Shares and Earnings Per Common Share - Earnings Per Share Computation (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended							11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Numerator for earnings per share:
Net income attributable to Jefferies Financial Group Inc. common shareholders	$ (20,371)	$ 195,541	$ 48,477	$ 670,764	$ 44,811	$ 192,635	$ 725,529	$ 124,525	$ 1,022,318	$ 610,277	$ 959,593	$ 167,351
Allocation of earnings to participating securities									(5,107)		(5,576)	(610)
Net income attributable to Jefferies Financial Group Inc. common shareholders for basic earnings per share									1,017,211		954,017	166,741
Adjustment to allocation of earnings to participating securities related to diluted shares									28		(5)	(14)
Mandatorily redeemable convertible preferred share dividends									0		5,103	0
Net income attributable to Jefferies Financial Group Inc. common shareholders for diluted earnings per share									$ 1,017,239		$ 959,115	$ 166,727
Denominator for earnings per share:
Weighted average common shares outstanding (in shares)									337,817,000		297,796,000	358,482,000
Denominator for basic earnings per share – weighted average shares (in shares)	329,101,000	310,266,000	310,288,000	307,010,000	315,175,000	341,434,000	352,049,000	366,427,000	347,261,000		310,694,000	368,197,000
Mandatorily redeemable convertible preferred shares (in shares)									0		4,198,000	0
Denominator for diluted earnings per share (in shares)	329,101,000	316,566,000	311,897,000	312,527,000	318,752,000	350,307,000	356,075,000	373,461,000	351,275,000		317,032,000	370,701,000
Weighted average shares of participating securities (in shares)									1,724,800		1,947,600	1,401,000
Dividends declared on participating securities											$ 3,600
Restricted Stock with Future Service Required
Denominator for earnings per share:
Weighted average shares of restricted stock outstanding with future service required (in shares)									(1,707,000)		(1,939,000)	(1,349,000)
Restricted Stock Units with No Future Service Required
Denominator for earnings per share:
Weighted average RSUs outstanding with no future service required (in shares)									11,151,000		14,837,000	11,064,000
Stock options
Denominator for earnings per share:
Dilutive effect of share-based payment arrangements (in shares)									7,000		0	24,000
Senior Executive Compensation Plan | Restricted Stock Units (RSUs)
Denominator for earnings per share:
Dilutive effect of share-based payment arrangements (in shares)									4,007,000		2,140,000	2,480,000